Details of Income Statement Items (Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, transport and marketing expenses
Land and marine transportation	$ 742	$ 515	$ 509
Cost of labor	171	134	133
Other	154	117	125
Selling, transport and marketing expenses	1,067	766	767
General and administrative expenses
Cost of labor	166	136	153
Professional Services	44	32	42
Other	66	64	59
General and administrative expenses	276	232	254
Research and development expenses, net
Cost of labor	52	40	36
Other	12	14	14
Research and development expenses, net	$ 64	$ 54	$ 50